10. Trade and other receivables (Details 1) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Trade receivables	$ 6,003	$ 7,227
Expected credit losses	(2,144)	(2,287)
Current [member]
Disclosure of trade and other receivables [line items]
Trade receivables	3,744	4,658
Expected credit losses	(149)	(142)
1-90 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	121	251
Expected credit losses	(26)	(38)
91-180 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	41	24
Expected credit losses	(14)	(8)
181-365 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	58	49
Expected credit losses	(23)	(13)
More than 365 days [member]
Disclosure of trade and other receivables [line items]
Trade receivables	2,039	2,245
Expected credit losses	$ (1,932)	$ (2,086)